UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly] reporting period March 1, 2016 to June 30, 2016

Date of Report (Date of earliest event reported):
 N/A
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SPRUCE ABS, LLC
(Exact name of securitizer as specified in its charter)
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025-02802	0001675006
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Robert M. Young, (515) 987-6065 Name and telephone number, including area code, of the person to contact in connection with this filing __________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Spruce ABS, LLC (Securitizer)

By: /s/ Robert M. Young
Name: Robert M. Young
Title: President

Date: August 15, 2016